Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Negative	$ (21,777)	$ (21,787)
Positive	(21,777)	(21,787)
Positive	36,435	33,243	[1]
Negative	40,654	41,290	[1]
Net	(4,219)	(8,047)
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	33,485	30,807
Negative	39,847	40,609
Net	(6,362)	(9,802)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,644	9,221
Negative	9,674	17,347
Net	(3,030)	(8,126)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,642	9,220
Negative	9,672	17,346
Net	(3,030)	(8,126)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2	1
Negative	2	1
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	135	550
Negative	239	47
Net	(104)	503
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,149	8,259
Negative	9,124	16,934
Net	(2,975)	(8,675)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	358	411
Net	358	411
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2	1
Net	2	1
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	309	365
Net	(309)	(365)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Negative	2	1
Net	(2)	(1)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12,877	13,264
Negative	14,858	15,355
Net	(1,981)	(2,091)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,378	7,395
Negative	6,379	6,978
Net	999	417
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,056	5,423
Negative	7,944	8,013
Net	(2,888)	(2,590)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	443	446
Net	443	446
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	535	364
Net	(535)	(364)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	46	64
Negative	55	63
Net	(9)	1
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	46	47
Negative	3	11
Net	43	36
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		17
Negative	52	52
Net	(52)	(35)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	10,810	5,230
Negative	11,113	5,802
Net	(303)	(572)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,989	2,899
Negative	6,401	3,396
Net	(1,412)	(497)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,821	2,331
Negative	4,712	2,406
Net	1,109	(75)
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,108	3,028
Negative	4,147	2,042
Net	(1,039)	986
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,692	2,874
Negative	3,906	1,791
Net	(1,214)	1,083
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	416	154
Negative	241	251
Net	175	(97)
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,950	2,436
Negative	807	681
Net	2,143	1,755
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	127	186
Negative	(408)	(1,748)
Net	535	1,934
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		1
Net		1
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	124	179
Negative	(410)	(1,752)
Net	534	1,931
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3	6
Negative		1
Net	3	5
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	2	3
Net	(2)	(3)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,648	2,245
Negative	1,211	2,322
Net	1,437	(77)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	28	23
Negative	82	63
Net	(54)	(40)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,620	2,222
Negative	1,129	2,259
Net	1,491	(37)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	174	5
Negative	4	107
Net	170	(102)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	174	5
Negative	4	107
Net	170	(102)
Held for hedging and held for trading for economic hedges [member] | Precious metal and other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1
Net	1
Held for hedging and held for trading for economic hedges [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1
Net	1
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(21,777)	(21,787)
Positive	(21,777)	(21,787)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	14,658	11,456
Negative	18,877	19,503
Net	$ (4,219)	$ (8,047)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.